Note 15 - Mining Interests (Details Textual)			1 Months Ended					12 Months Ended	15 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended
	May 10, 2018 USD ($)	Aug. 31, 2017 USD ($)	Apr. 30, 2018	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($) ha	Oct. 31, 2016 USD ($) ha	Sep. 30, 2016 USD ($) ha	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)
Statement Line Items [Line Items]
Payments for land												$ 3,200,000
Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Land acquired during period | ha					5,802
Land acquisition exploration costs to be incurred					$ 1,600,000
Land acquisition NSR royalty on related concessions					2.50%
Land					$ 1,400,000
Payments for land										$ 500,000
Amounts owed for land acquisition, due in one year								$ 200,000		200,000	$ 200,000	200,000
Amounts owed for land acquisition, due in two years								700,000		700,000	700,000	700,000
Mexico - Del Toro [member]
Statement Line Items [Line Items]
Land acquired during period | ha						7,205	1,223
Land						$ 1,500,000	$ 3,600,000
Payments for land									$ 900,000		1,200,000
Amounts owing for land acqusition								$ 400,000		$ 400,000	$ 400,000	$ 400,000
Sandstorm Gold Ltd. [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Percent of gold production required to be sold								20.00%		20.00%	20.00%	20.00%
Gold, selling price, per ounce		$ 350		$ 450				$ 450
Sandstorm Gold Ltd. [member] | Mexico - Santa Elena [member] | Annual inflation [member]
Statement Line Items [Line Items]
Purchase agreement, annual inflation increase, percent			1.00%
Wheaton Precious Metals International Ltd. [member]
Statement Line Items [Line Items]
New stream agreement, percentage of gold equivalent production, counter party	25.00%
New stream agreement, ongoing payments, upper range limit	$ 600
New stream agreement, percentage of annual inflation adjustment	1.00%